BALANCE SHEETS - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash	$ 5,279	$ 78,219	$ 100,906
Accounts receivable		34,853	59,200
Other receivable		7,323
Inventory	2,360	2,360	7,001
Prepaid expenses			1,697
Total current assets	7,639	122,755	168,804
Furniture and equipment, net	121,205	158,418	193,737
Security deposit	12,600	12,600	12,600
Intangible asset, net	6,321	7,604	9,318
Other assets	890,961		48,783
Total assets	1,038,726	301,377	433,242
Current liabilities:
Accounts payable and accrued expenses	97,369	55,797	40,891
Convertible note payable, net of debt discount	247,986	122,383
Note payable, net of discount		209,786
Accrued payroll	3,722	7,142	6,285
Deferred rent	6,808	8,513	9,778
Note payable - current portion	7,330	6,790
Billing in excess of costs and estimated earnings		20,155	19,931
Total current liabilities	363,215	430,566	76,885
Long term liabilities:
Note payable	14,775	20,342	33,262
Total liabilities	377,990	450,908	110,147
Stockholders' equity (deficit):
Series A, Convertible Preferred stock: $0.01 par value, 5,000,000 authorized	7,500	2,500
Common stock: $0.001 par value, 50,000,000 shares authorized	24,657	15,213	11,204
Additional paid-in capital	6,625,547	3,829,528	2,233,663
Accumulated deficit	(5,996,968)	(3,996,772)	(1,921,772)
Total stockholders' equity (deficit)	660,736	(149,531)	323,095
Total liabilities and stockholders' equity	$ 1,038,726	$ 301,377	$ 433,242